Document and Entity Information	Aug. 12, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001738021
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	COMPASS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39696
Entity Tax Identification Number	82-4876496
Entity Address, Address Line One	80 Guest Street
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	(617)
Local Phone Number	500-8099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CMPX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false